S000088433 [Member] Expense Example - iShares Nasdaq Top 30 Stocks ETF - iShares Nasdaq Top 30 Stocks ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64